Related Party Transactions	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

15 — RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties

Name	Relationship with the Company
Botao Ma	Chairman of the Board, Chief Executive Officer
Yuanwen Xia	Chief Financial Officer
Shanghai Xinhui Investment Consulting Co., Ltd. (“Shanghai Xinhui”)	Controlled by Botao Ma
Shanghai GBG Enterprise Management Consulting Co., Ltd. (“Shanghai GBG”)	Mr. Botao Ma is legal representative of Shanghai GBG
Shanghai Shenbao	Controlled by Botao Ma
Ningbo Shen’an Enterprise Management Center LLP (“Ningbo Shen’an)	Controlled by Botao Ma

2)	Transactions with related parties

During the six months ended December 31, 2023 and 2024, the transactions with related parties were as follows:

	For the Six Months Ended December 31,
	2023	2024
	RMB	RMB
Shanghai GBG	993,637	353,307

Borrowings from (Repayment of Borrowings to) related parties

	For the Six Months Ended December 31,
	2023		2024
	Borrowings	Repayments	Borrowings	Repayments
	RMB	RMB	RMB	RMB
Shanghai Xinhui	26,500,000	(15,000,000)	2,500,000	—

3)	Balances with related parties

As of June 30, 2024 and December 31, 2024, the balances with related parties were as follows:

	June 30, 2024	December 31, 2024
	RMB	RMB
Due from a related party
Shanghai GBG	16,566,524	17,131,396

(a)	As of June 30, 2024 and December 31, 2024, the balances due from Shanghai GBG represented advances to the related party, which the related party would settle the outstanding balances by providing MGU services to the Company.
	June 30, 2024	December 31, 2024
	RMB	RMB
Due to related parties
Shanghai Xinhui(a)	6,003,659	8,561,749
Botao Ma(b)	162,408	—
	6,166,067	8,561,749

(a)	As of June 30, 2024, the balance due to Shanghai Xinhui represented the amount paid by the related party on behalf of the Company to settle the subscription fees liabilities due to an investor.

As of December 31, 2024, the balance due to Shanghai Xinhui represented (i) the amount of RMB 6,061,749 paid by the related party on behalf of the Company to settle the subscription fees liabilities due to an investor, and (ii) interest free borrowing of RMB 2,500,000 from the related party.

The balances due to Shanghai Xinhui were interest free and payable on demand.

(b)	As of June 30, 2024, the balance due to Mr. Botao Ma represented the operating expenses paid by Mr. Botao Ma on behalf of the Company. The expenses were interest free and payable on demand. For the six months ended December 31, 2024, the Company fully repaid the balance.